(Losses) Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Earnings Per Share [Abstract]
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	$ (183,526)	$ (195,155)
Weighted average number of common shares outstanding (in shares)	100,599	93,050
Losses per share
Basic and diluted (in USD per share)	$ (1.82)	$ (2.10)